Retirement And Other Benefit Plans (Schedule Of Funded Status) (Details) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Funded status at end of year	$ (19,300,000)	$ (36,000,000)
Unrecognized prior service cost	0	0
Unrecognized net actuarial (gain) loss	0	0
Accrued benefit cost	(19,300,000)	(36,000,000)
Noncurrent asset	0	0
Current liability	(300,000)	(500,000)
Noncurrent liability	19,089,000	35,480,000
Accumulated other comprehensive (income)/loss (before tax effect)	34,800,000	48,300,000
Net actuarial loss	34,800,000	48,200,000
Prior service cost	0	100,000
Accumulated Other Comprehensive (Income)/Loss	$ 34,800,000	$ 48,300,000